RECEIVABLES	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
	(in millions)
Retail	$9,472	$9,257
Wholesale	8,392	9,127
Other	79	73
Total	$17,943	$18,457
The Company assesses and monitors the credit quality of its portfolio based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the contractual payment due date. Delinquency is reported in financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 90 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to Interest income. Interest income charged-off was not material for the three and nine months ended September 30, 2021. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Rest of World.
The aging of financing receivables as of September 30, 2021 and December 31, 2020 is as follows (in millions):

	September 30, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$2,220	$—	$2,220
2020					1,946	1	1,947
2019					1,048	1	1,049
2018					643	1	644
2017					305	1	306
Prior to 2017					129	1	130
Total	$9	$—	$9	$6,282	$6,291	$5	$6,296
South America
2021					$627	$—	$627
2020					573	1	574
2019					320	1	321
2018					206	1	207
2017					112	—	112
Prior to 2017					77	—	77
Total	$7	$—	$7	$1,908	$1,915	$3	$1,918
Rest of World
2021					$411	$—	$411
2020					399	4	403
2019					184	1	185
2018					117	1	118
2017					54	—	54
Prior to 2017					5	—	5
Total	$11	$10	$21	$1,149	$1,170	$6	$1,176
Europe	$—	$—	$—	$82	$82	$—	$82
Total Retail	$27	$10	$37	$9,421	$9,458	$14	$9,472
Wholesale
North America	$—	$—	$—	$2,565	$2,565	$—	$2,565
South America	—	—	—	536	536	27	563
Rest of World	2	1	3	659	662	1	663
Europe	—	—	—	4,601	4,601	—	4,601
Total Wholesale	$2	$1	$3	$8,361	$8,364	$28	$8,392

	December 31, 2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127
Allowance for credit losses activity for the three and nine months ended September 30, 2021 is as follows (in millions):

	Three Months Ended September 30, 2021
	Retail	Wholesale
Opening Balance	$357	$182
Provision	6	(3)
Charge-offs, net of recoveries	(20)	—
Foreign currency translation and other	(8)	(6)
Ending Balance	$335	$173

	Nine Months Ended September 30, 2021
	Retail	Wholesale
Opening Balance	$381	$174
Provision	11	4
Charge-offs, net of recoveries	(39)	(3)
Foreign currency translation and other	(18)	(2)
Ending Balance	$335	$173

At September 30, 2021, the allowance for credit losses includes a continued reassessment of the outlook by region regarding the impact of the COVID-19 pandemic on credit conditions. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.
At both September 30, 2020 and December 31, 2020, the allowance for credit losses was based on the Company's expectation of deteriorating credit conditions related to the COVID-19 pandemic.
Allowance for credit losses activity for the three and nine months ended September 30, 2020 and for the year ended December 31, 2020 is as follows (in millions):

	Three Months Ended September 30, 2020
	Retail	Wholesale
Opening Balance	$326	$159
Provision	28	6
Charge-offs, net of recoveries	(18)	(4)
Foreign currency translation and other	3	6
Ending Balance	$339	$167

	Nine Months Ended September 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	82	23
Charge-offs, net of recoveries	(62)	(5)
Foreign currency translation and other	(15)	(1)
Ending Balance	$339	$167

	Twelve Months Ended December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending Balance	$381	$174
Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns persist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of September 30, 2021, the Company had 187 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $5 million and the post-modification value was $5 million. Additionally, the Company had 337 accounts with a balance of $24 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of September 30, 2020, the Company had 254 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value was $8 million and the post-modification value was $7 million. Additionally, the Company had 394 accounts with a balance of $26 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended September 30, 2021 and 2020.
As of September 30, 2021 and 2020, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $79 million and $96 million, respectively, and the post-modification value was $72 million and $89 million, respectively. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended September 30, 2021 and 2020.
As of September 30, 2021 and 2020, the Company’s wholesale TDR were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.
These securitization trusts were determined to be VIEs, and consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At September 30, 2021 and December 31, 2020, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2021	December 31, 2020
Retail note and finance lease receivables	$6,646	$6,224
Wholesale receivables	5,205	7,011
Total	$11,851	$13,235